Consolidated Investment Portfolioas of January 31, 2026 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 44.6%
Canada 0.4%
Nutrien Ltd. (Cost $599,786)	9,862	679,393
Denmark 0.5%
Novo Nordisk A/S "B" (Cost $1,987,179)	14,723	867,704
France 8.4%
Airbus SE	10,365	2,371,695
AXA SA	69,806	3,182,797
BNP Paribas SA	16,856	1,818,362
Bureau Veritas SA	15,969	512,618
EssilorLuxottica SA	3,238	987,185
LVMH Moet Hennessy Louis Vuitton SE	2,085	1,345,429
Sanofi SA	17,570	1,653,926
Schneider Electric SE	5,920	1,694,708
Veolia Environnement SA	26,853	1,005,304
(Cost $10,420,460)		14,572,024
Germany 7.1%
Allianz SE (Registered)	6,642	2,921,674
Bayerische Motoren Werke AG	8,927	922,756
Deutsche Telekom AG (Registered)	35,528	1,186,887
E.ON SE	164,890	3,494,632
Mercedes-Benz Group AG	12,449	851,349
Siemens AG (Registered)	5,128	1,552,726
Vonovia SE	47,107	1,377,934
(Cost $7,328,297)		12,307,958
Ireland 2.6%
Eaton Corp. PLC (a)	4,299	1,510,754
Medtronic PLC (a)	19,451	2,002,675
TE Connectivity PLC (a)	4,979	1,109,222
(Cost $3,673,238)		4,622,651
Italy 0.6%
Enel SpA (Cost $652,925)	93,275	1,029,165
Japan 1.5%
Daikin Industries Ltd.	6,600	796,567
Keyence Corp.	1,900	694,914
Takeda Pharmaceutical Co., Ltd.	32,100	1,092,204
(Cost $2,995,383)		2,583,685
Korea 1.6%
Samsung Electronics Co., Ltd. (Cost $1,257,584)	25,647	2,821,242
Netherlands 2.6%
ASML Holding NV	579	825,511

ING Groep NV	63,666	1,870,223
Koninklijke Ahold Delhaize NV	48,627	1,903,921
(Cost $2,434,216)		4,599,655
Switzerland 2.8%
Lonza Group AG (Registered)	1,475	1,001,028
Novartis AG (Registered)	5,882	871,396
Roche Holding AG (Genusschein)	6,807	3,080,793
(Cost $3,157,677)		4,953,217
Taiwan 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,962	1,309,679
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	786,181
(Cost $1,493,038)		2,095,860
United States 15.3%
Alphabet, Inc. "A"	11,256	3,804,528
Amazon.com, Inc.*	11,181	2,675,613
Broadcom, Inc.	3,926	1,300,684
Hubbell, Inc.	2,220	1,083,227
Linde PLC	3,487	1,593,454
Mastercard, Inc. "A"	1,390	748,918
Merck & Co., Inc.	10,754	1,185,844
Meta Platforms, Inc. "A"	2,950	2,113,675
Microsoft Corp.	7,780	3,347,656
NVIDIA Corp.	10,792	2,062,675
PayPal Holdings, Inc.	14,005	737,923
Pfizer, Inc.	56,084	1,482,861
ServiceNow, Inc.*	5,895	689,774
Uber Technologies, Inc.*	19,294	1,544,485
Union Pacific Corp.	4,017	944,397
Vertiv Holdings Co. "A"	2,447	455,582
Visa, Inc. "A"	2,890	930,089
(Cost $19,030,462)		26,701,385
Total Common Stocks (Cost $55,030,245)		77,833,939

	Principal Amount ($)	Value ($)

Bonds 40.0%
Netherlands 0.4%
ING Groep NV, 3.95%, 3/29/2027 (Cost $640,288)	650,000	650,403
United States 39.6%
AbbVie, Inc., 2.95%, 11/21/2026	3,000,000	2,979,819
General Motors Financial Co., Inc., 2.7%, 8/20/2027	1,000,000	979,721
HP, Inc., 3.0%, 6/17/2027	1,100,000	1,085,342
Netflix, Inc., 6.375%, 5/15/2029	2,000,000	2,139,255
U.S. Treasury Bonds:
3.625%, 2/15/2044	6,700,000	5,738,707
3.75%, 11/15/2043	7,500,000	6,553,418
4.375%, 5/15/2040	6,800,000	6,656,031
4.5%, 5/15/2038	4,900,000	4,960,102

U.S. Treasury Notes:
2.375%, 5/15/2027	5,460,000	5,380,659
2.375%, 5/15/2029 (b)	6,400,000	6,150,000
3.5%, 2/15/2033	6,200,000	5,997,047
3.625%, 5/15/2026	4,200,000	4,199,155
3.75%, 4/15/2026	1,500,000	1,500,199
4.125%, 6/15/2026	5,000,000	5,009,820
6.375%, 8/15/2027	3,500,000	3,647,520
6.625%, 2/15/2027	5,000,000	5,156,277
Warnermedia Holdings, Inc., 3.755%, 3/15/2027	900,000	888,480
(Cost $69,407,371)		69,021,552
Total Bonds (Cost $70,047,659)		69,671,955

	Shares	Value ($)

Exchange-Traded Funds 12.9%
iShares EUR High Yield Corp. Bond UCITS ETF	12,663	1,404,909
SPDR Gold MiniShares Trust	220,100	21,131,801
Total Exchange-Traded Funds (Cost $9,153,561)		22,536,710

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.67% (c) (Cost $1,572,105)	1,572,105	1,572,105

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $135,803,570)	98.4	171,614,709
Other Assets and Liabilities, Net	1.6	2,707,186
Net Assets	100.0	174,321,895
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.56% (c) (d)
—	0 (e)	—	—	—	231	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.67% (c)
12,696,374	4,197,713	15,321,981	—	—	119,870	—	1,572,105	1,572,105
12,696,374	4,197,713	15,321,981	—	—	120,101	—	1,572,105	1,572,105

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	At January 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2026.

ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At January 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	USD	3/20/2026	12	4,180,063	4,179,450	(613)
At January 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
DAX Index	EUR	3/20/2026	9	6,492,873	6,565,177	(72,304)
MSCI E-Mini Emerging Market Index	USD	3/20/2026	2	155,504	152,080	3,424
TSE TOPIX	JPY	3/12/2026	1	217,602	231,132	(13,530)
Total net unrealized depreciation						(82,410)

At January 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	14,574,074	USD	17,474,173	2/27/2026	177,459	Citigroup, Inc.
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to gold by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold ETFs that do not operate as commodity pools, and fixed income instruments. As of January 31, 2026, the Fund held $1,357,997 in the Subsidiary, representing 0.7% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$679,393	$—	$—	$679,393
Denmark	—	867,704	—	867,704
France	—	14,572,024	—	14,572,024
Germany	—	12,307,958	—	12,307,958
Ireland	4,622,651	—	—	4,622,651
Italy	—	1,029,165	—	1,029,165
Japan	—	2,583,685	—	2,583,685
Korea	—	2,821,242	—	2,821,242
Netherlands	—	4,599,655	—	4,599,655
Switzerland	—	4,953,217	—	4,953,217
Taiwan	1,309,679	786,181	—	2,095,860
United States	26,701,385	—	—	26,701,385
Bonds (a)	—	69,671,955	—	69,671,955
Exchange-Traded Funds	21,131,801	1,404,909	—	22,536,710
Short-Term Investments	1,572,105	—	—	1,572,105
Derivatives (b)
Futures Contracts	3,424	—	—	3,424
Forward Foreign Currency Contracts	—	177,459	—	177,459
Total	$56,020,438	$115,775,154	$—	$171,795,592

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(86,447)	$—	$—	$(86,447)
Total	$(86,447)	$—	$—	$(86,447)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DGMF-PH1